INTEREST IN STABLE VALUE FUND (Details) - Master Trust Balances - EBP 011 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Synthetic guaranteed investment contracts - at contract value	$ 671,822	$ 687,944
Short-term investment fund - at fair value	6,568,083	5,644,890
Savings Account
EBP, Master Trust [Line Items]
Synthetic guaranteed investment contracts - at contract value	671,822	687,944
Short-term investment fund - at fair value	21,173	21,124
Total	$ 692,995	$ 709,068